Assets and liabilities held for sale and discontinued operations - Schedule of assets held for sale (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 23,212	$ 42,000	[1]
Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	23,212	42,000
Vessels | Tankers
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	23,212	42,000
Vessels | FSO
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 0	$ 0

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.